Loans and Allowance for Loan Losses - Summary of Carrying Balances of TDRs (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 4,084	$ 4,596
Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	2,250	3,277
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 1,834	$ 1,319